Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
(5) Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Machinery and equipment	$5,996	$5,568
Furniture and fixtures	182	182
Computer equipment	1,011	1,008
Computer software	35	35
Leasehold improvements	349	349

Total property and equipment	7,573	7,142
Less: accumulated depreciation and amortization	(5,706)	(5,234)

Total property and equipment, net	$1,867	$1,908

Depreciation and amortization expense for the three and six months ended June 30, 2022 was $0.2 million and $0.5 million, respectively. Depreciation and amortization expense for the three and six months ended June 30, 2021was $0.2 million and $0.5 million, respectively.

(4)	Property and Equipment, net
Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2021	2020
Machinery and equipment	$5,568	$5,555
Furniture and fixtures	182	182
Computer equipment	1,008	973
Computer software	35	36
Leasehold improvements	349	349

Total property and equipment	7,142	7,095
Less: accumulated depreciation and amortization	(5,234)	(4,286)

Total property and equipment, net	$1,908	$2,809

Depreciation and amortization expense totaled $0.9 million and $1.2 million for the years ended December 31, 2021 and 2020, respectively.